JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK INVESTORS TRUST
JOHN HANCOCK COLLATERAL TRUST	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CURRENT INTEREST	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK FUNDS II	JOHN HANCOCK TAX-ADVANTAGED GLOBAL
JOHN HANCOCK FUNDS III	SHAREHOLDER YIELD FUND
JOHN HANCOCK INVESTMENT TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST

Supplement dated June 28, 2019 to the current Prospectus, as may be supplemented

Effective June 28, 2019, John Hancock Advisers, LLC changed its name to John Hancock Investment Management LLC, John Hancock Funds, LLC changed its name to John Hancock Investment Management Distributors LLC, and John Hancock Investment Management Services, LLC changed its name to John Hancock Variable Trust Advisers LLC. Accordingly, all references in the prospectus to the former names are updated to reflect the new names.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK INVESTORS TRUST
JOHN HANCOCK COLLATERAL TRUST	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CURRENT INTEREST	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK FUNDS II	JOHN HANCOCK TAX-ADVANTAGED GLOBAL
JOHN HANCOCK FUNDS III	SHAREHOLDER YIELD FUND
JOHN HANCOCK INVESTMENT TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST

Supplement dated June 28, 2019 to the current Statement of Additional Information (SAI), as may be supplemented

Effective June 28, 2019, John Hancock Advisers, LLC changed its name to John Hancock Investment Management LLC, John Hancock Funds, LLC changed its name to John Hancock Investment Management Distributors LLC, and John Hancock Investment Management Services, LLC changed its name to John Hancock Variable Trust Advisers LLC. Accordingly, all references in the SAI to the former names are updated to reflect the new names.

You should read this supplement in conjunction with the SAI and retain it for your future reference.